Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Fair Value of Assets Measured on Recurring Basis

The following table sets forth the major financial assets, measured at fair value, by level within the fair value hierarchy as of December 31, 2024 and 2025:

	Fair value measurements
	Total	Significant other observable inputs (Level 2)
	RMB	RMB
As of December 31, 2024
Short-term investments	63,064	63,064
Total	63,064	63,064
As of December 31, 2025
Short-term investments	298,290	298,290
Total	298,290	298,290